UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Manikay Partners, LLC
Address:    375 Park Avenue
            Suite 2701
            New York, NY 10152

13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:       David Drinkwater
Title:      Chief Compliance Officer
Phone:      212-588-6200

Signature, Place, and Date of Signing


/s/  David Drinkwater             New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  503,281
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13324               Manikay Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/ NVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL ISCRETION    MNGRS  SOLE        SHARED NONE
--------------                --------------    -----      -------   -------    --- ---- ---------    -----  ----        ------ ----
AMERICAN INTL GROUP INC            COM NEW     026874784  36,904      1,150,000 SH       SHARED-DEFINED  1     1,150,000
AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874156  13,764      1,335,000 SH       SHARED-DEFINED  1     1,335,000
BANK OF AMERICA CORPORATION          COM       060505104  32,720      4,000,000 SH       SHARED-DEFINED  1     4,000,000
BHP BILLITON PLC                SPONSORED ADR  05545E209  17,157        300,000 SH       SHARED-DEFINED  1       300,000
CITIGROUP INC                      COM NEW     172967424  30,151      1,100,000 SH       SHARED-DEFINED  1     1,100,000
COCA COLA CO                         COM       191216100  46,914        600,000 SH       SHARED-DEFINED  1       600,000
COLGATE PALMOLIVE CO                 COM       194162103  31,230        300,000 SH       SHARED-DEFINED  1       300,000
COST PLUS INC CALIF                  COM       221485105   9,900        450,000 SH       SHARED-DEFINED  1       450,000
DIGITAL RLTY TR INC                  COM       253868103   5,630         75,000 SH       SHARED-DEFINED  1        75,000
FRESH MKT INC                        COM       35804H106  22,793        425,000 SH       SHARED-DEFINED  1       425,000
GOLDMAN SACHS GROUP INC              COM       38141G104  23,965        250,000 SH       SHARED-DEFINED  1       250,000
IHS INC                             CL A       451734107  13,466        125,000 SH       SHARED-DEFINED  1       125,000
ILLUMINA INC                         COM       452327109  16,156        400,000 SH       SHARED-DEFINED  1       400,000
ISTAR FINL INC                    FRNT 10/0    45031UBF7   9,963     10,000,000 SH       SHARED-DEFINED  1    10,000,000
JOHNSON & JOHNSON                    COM       478160104  67,560      1,000,000 SH       SHARED-DEFINED  1     1,000,000
KINDER MORGAN INC DEL                COM       49456B101  26,340        817,501 SH       SHARED-DEFINED  1       817,501
LIBERTY MEDIA CORPORATION       LIB CAP COM A  530322106  24,175        275,000 SH       SHARED-DEFINED  1       275,000
NEWS CORP                           CL B       65248E203  27,024      1,200,000 SH       SHARED-DEFINED  1     1,200,000
P F CHANGS CHINA BISTRO INC          COM       69333Y108   5,653        109,830 SH       SHARED-DEFINED  1       109,830
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR  71654V408  14,922        795,000 SH       SHARED-DEFINED  1       795,000
PRICE T ROWE GROUP INC               COM       74144T108  10,200        162,000 SH       SHARED-DEFINED  1       162,000
VALE S A                             ADR       91912E105  16,695        841,064 SH       SHARED-DEFINED  1       841,064

SK 26214 0001 1309763